Equity - Dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends
Dividends paid	R$ 82,080	R$ 23,600	R$ 75,898
Inter and Co Participações Ltda.
Dividends
Dividends paid	R$ 68,813